UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-5986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

Item 1: Report to Shareholders

Total Equity Market Index Fund	December 31, 2010

The views and opinions in this report were current as of December 31, 2010. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

The global economy recovered in fits and starts in 2010, buffeted by disappointing job gains in the U.S. and the sovereign debt crisis in Europe. Unemployment remained stubbornly high, and the housing market appeared to be tottering following earlier signs of stabilization. The lackluster recovery prompted the Federal Reserve to engineer a second round of quantitative easing and paved the way for extension of federal tax cuts. Those measures and improvements in corporate earnings gave stocks a big lift. The Equity Index 500 Fund, the Total Equity Market Index Fund, and the Extended Equity Market Index Fund posted gains over the past 6- and 12-month periods, closely tracking the returns of their respective S&P benchmarks.

MARKET ENVIRONMENT

Economic conditions seesawed between encouraging and unsettling throughout most of the year, showcasing the frailty of the post-recession climate following the worst financial crisis since World War II. There were clear improvements throughout the year in manufacturing, private sector hiring, and even consumer spending. But the positive news was not overwhelming, which made financial markets vulnerable to the fallout of negative developments, including the European debt crisis, the Macondo oil spill in the Gulf of Mexico last spring, and industry concerns about health care and financial regulatory reform.

By late summer, with renewed fears that the economy may be slipping into another recession and that falling prices could result, the Federal Reserve introduced a second round of Treasury purchases, which was intended to increase borrowing and spending by lowering longer-term interest rates. The move was followed by the government’s extension of federal tax cuts, a one-year reduction in the payroll tax, and extended unemployment compensation. At the same time, newly released economic data suggested that the economy was on the right footing, if not moving at an adequate pace.

Manufacturing gained traction while capacity utilization—an indicator of market demand—grew steadily. Wage growth, a lagging indicator in an economic recovery, began to increase in 2010 following two years of steady declines. Consumer spending also rebounded, increasing at a 2.6% annual rate in the third quarter—its fastest pace since the fourth quarter of 2006.

The broad stock indexes finished the year with gains, with smaller companies turning in better performances than larger stocks. The large-cap S&P 500 Index returned 15.06%, while the S&P Completion Index, a broad measure of small- and mid-cap stock performance, returned 27.46%. As measured by various Russell indexes, growth stocks outperformed value stocks across all market capitalizations. All sectors in the S&P 500 Index gained in the period.

Consumer discretionary and industrials and business services shares performed best, followed by materials, energy, and telecommunication services. Consumer staples, financials, and information technology shares produced moderate gains but lagged the broad market. Health care and utilities—two sectors that tend to have lower sensitivity to the strength of the economy—produced modest results as equity investors favored riskier investments.

SUMMARY OF INVESTMENT STRATEGIES

T. Rowe Price’s Equity Market Index Funds are designed for investors who want to harness the potential for long-term capital appreciation from broad exposure to large-cap stocks (Equity Index 500 Fund), small- and mid-cap stocks (Extended Equity Market Index Fund), or the entire U.S. stock market (Total Equity Market Index Fund). These funds could serve as core holdings in an investor’s portfolio because they offer attributes that many investors will find appealing.

• They are well diversified, which can reduce the potentially negative impact of a given stock on the entire portfolio. The Equity Index 500 Fund invests in all S&P 500 Index stocks, while the Total Equity Market Index Fund and the Extended Equity Market Index Fund invested in approximately 1,458 and 1,779 stocks, respectively, as of December 31, 2010. (Diversification cannot assure a profit or protect against loss in a declining market.)

• They tend to closely track their benchmarks. The Equity Index 500 Fund uses a full replication strategy so that the weightings of our holdings match those of the S&P 500 Index. The Total Equity Market Index Fund and the Extended Equity Market Index Fund use a sampling strategy to approximate the sector allocations, price/earnings ratio, and other attributes of their benchmarks. We occasionally invest in securities such as futures and exchange-traded funds so that the index funds can accommodate cash flows and remain fully invested.

• They offer instant, broad exposure to different sectors of the stock market, and each fund’s sector allocations are consistent with its benchmark’s sector breakdown. As such, changes in the funds’ sector diversification and other overall characteristics reflect changes in the composition of the indexes, rather than strategic shifts that are typical of an actively managed fund.

• Their expenses are generally low, which enables investors to retain more of their returns.

Equity Index 500 Fund

Your fund returned 23.07% in the six-month period ended December 31, 2010, versus 23.27% for the S&P 500 Index. For the 12-month period, the fund returned 14.71%, and the index returned 15.06%. Fund performance tends to lag that of the benchmark due to operating and management expenses.

Consumer discretionary, which composes about 10.5% of the fund, was the strongest performer due to a more favorable economic climate. Among major positions were Internet retail giant Amazon.com, Starbucks, Marriott, and specialty retailer O’Reilly Automotive, all of which delivered substantial double-digit annual returns. Amazon continued to benefit from sales of its popular Kindle e-reader, while Marriott, the largest U.S. hotel chain, benefited from a rebound in travel after occupancies reached a 30-year low in 2009. As travel demand increased, Marriott was able to raise room rates and turn a profit in the third quarter of 2010. Recently, the company announced plans to increase its number of rooms over the next couple of years, including a significant presence in Brazil, Latin America’s largest economy. Continuing improvements in consumer confidence also contributed to increased advertising expenditures, which boosted media companies, including Comcast, Walt Disney, and Time Warner Cable. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Industrials and business services, composing about 10.9% of the fund’s assets, gained on the continuing economic tailwinds. Industrial giant GE rebounded due to improvements in manufacturing and trade. Danaher generated very strong results and relative stock performance through the recession and in 2010. Emerson Electric, a high-quality manufacturer with over 50 consecutive years of dividend increases, is well represented in foreign markets and should continue to show solid growth. Railroad leader Union Pacific also generated solid gains. The company should continue to enjoy strong repricing of contracts and profit growth. Rockwell Automation is showing very strong earnings growth and stock performance as its well-respected solutions in the factory automation area receive global acceptance. Like industrials, the materials sector, which represents a modest 3.7% of the index fund, enjoyed gains due to a brighter business climate. This was particularly true among the chemicals and metals and mining industries. Freeport-McMoRan Copper & Gold performed well due to constrained supply and improving demand.

The energy sector grew to 11.8% of the fund from 10.5% in just six months as its allocation grew due to a return of more than 37% in that period. The sector suffered a blow in the spring with the Gulf of Mexico oil spill and concerns that lawsuits and new regulations following the disaster would adversely affect industry profits for some time to come. But the economic recovery came at an auspicious time for the sector. The oil, gas, and consumable fuels industry, led by ExxonMobil, the fund’s top holding, rebounded sharply. It was followed by Chevron, ConocoPhillips, and Occidental Petroleum. The energy equipment and services industry also received a boost, and Schlumberger and Halliburton, two top holdings, gained ground.

Information technology (IT), the largest sector, composes 18.3% of the fund. The sector gained ground in the last year, as IT spending led the cyclical rebound. Apple was the fund’s largest contributor. The company’s iPhone and iMac personal computers continued to sell quite well, and its new iPad is selling at a rate well above initial projections. Among communications equipment companies, Juniper Networks continued to benefit from the growth in mobile and cloud computing and the related efforts to make communication networks more flexible and responsive. Qualcomm also benefited from the related sharp growth in the adoption of smartphones and tablets that use its intellectual property and chipsets. Internet giant Google faltered in the first half of the year due to a slowdown in advertising sales but perked up in the second half and should continue benefiting from display advertising and video-related revenues.

Financials turned in a good performance but lagged the broader market due to continuing pressures from low interest rates, the European debt crisis, questions about the handling of residential foreclosures, and the opaque nature in which many institutions operate. Investors also appeared to fret about the impact of new federal regulations, but those concerns seemed to abate in the second half of the year. The one exception appeared to be Bank of America, which declined sharply due to risks surrounding the company’s large mortgage exposure. Other stalwarts in the diversified financial services industry turned in decent performances, though Citigroup was up sharply given its attractive valuation and the view among many that its globally diversified business platform would continue to recover over time.

Consumer staples is considered a noncyclical sector that is somewhat impervious to the business cycle. But as the economy began to pick up, a number of bellwether companies, such as Coca-Cola, Philip Morris International, and Procter & Gamble, gained ground.

Standard & Poor’s authorized 32 changes to the composition of the S&P 500 Index in 2010. Please see the table on page 15 for a complete list of index changes.

Total Equity Market Index Fund

Your fund returned 24.27% for the six-month period ended December 31, 2010, versus 24.56% for the S&P Total Market Index. For the 12-month period, the fund returned 16.80%, and the index returned 17.30%. Fund performance often slightly trails that of the benchmark due to operating and management expenses.

In general, the performance discussion of the S&P 500 Index applies to the performance of the S&P Total Market Index. The Total Market Index, which represents the entire U.S. stock market, includes all S&P 500 companies. In fact, the S&P 500 represents over 75% of the Total Market Index’s overall market value. The largest components of the Total Market Index—as with the S&P 500—have the greatest influence on performance. In addition, the percentage weightings of the major sectors are somewhat similar.

As with the S&P 500 Index, consumer discretionary was the strongest-performing sector of the Total Market Index in 2010 by a significant margin. Despite the continued fallout from the financial crisis and concerns about the economic recovery, the sector capped two consecutive years of outsized gains. The industrials and business services sector benefited from strong corporate profits and the expectation that the cyclical recovery would further propel shares of companies that represent the engine of the global economy. Materials and energy shares followed suit. As the demand for commodities grew, so, of course, did prices, helping the energy sector advance sharply. Telecommunication services shares outpaced the broader index as diversified companies within the sector enjoyed gains from higher consumer spending. Financials, consumer staples, and IT shares trailed the index, though they produced solid gains, while the defensive utilities and health care sectors generated small gains.

Extended Equity Market Index Fund
Your fund returned 29.88% for the six-month period ended December 31, 2010, versus 29.71% for the S&P Completion Index. For the 12-month period, the fund returned 27.45%, and the index returned 27.46%. Fund performance tends to differ from that of the benchmark due to the fund’s operating and management expenses.

All 10 sectors in the small- and mid-cap segment of the market posted exceptional results for the full year and last six months. Consumer discretionary posted the best results in the S&P Completion Index in 2010 as smaller companies generated increased profits from renewed consumer demand. Materials posted a strong gain as well, though the small composition in the index limited contributions to overall returns. The energy sector, fueled by growing demand and higher commodity prices, also had strong gains. IT had sizable gains as it benefited from the growth in social media and software sales. Industrials and business services moved higher from the upsurge in economic activity. Financials and health care turned in solid performances, but they trailed the broader market in the aftermath of federal reform legislation affecting each sector. Defensive sectors—utilities and telecommunication services—also trailed the market, though they generated respectable returns. On the other hand, consumer staples—another traditionally defensive sector—turned in a solid performance that eclipsed the index.

OUTLOOK

The global economy is recovering, but the residual effects of the financial crisis are likely to be with us for some time. We remain positive about the market’s direction over the medium term as equities are attractively valued compared with bonds and corporate fundamentals appear to be strong. However, global economic conditions continue to be challenging, with the recovery muted by highly indebted governments and elevated unemployment. Further uncertainty comes from regulatory reform measures that cloud the outlook in health care and financials. Though improving, the economic environment is likely to remain difficult for many companies, which could provide opportunities for firms that exited the global recession as even more dominant industry leaders. Many stocks are trading at attractive levels, even when conservative growth and profitability levels are assumed.

We will continue to focus on our role of replicating the structure and performance of the S&P indexes to provide you with broad exposure to large-cap stocks, small- and mid-cap equities, and the entire U.S. stock market.

Respectfully submitted,

E. Frederick Bair
Cochairman of the Investment Advisory Committee, Equity Index 500 Fund, Extended Equity Market Index Fund, and Total Equity Market Index Fund

Ken D. Uematsu
Cochairman of the Investment Advisory Committee, Equity Index 500 Fund, Extended Equity Market Index Fund, and Total Equity Market Index Fund

January 19, 2011

The committee chairmen have day-to-day responsibility for managing the portfolios and work with committee members in developing and executing the funds’ investment program.

RISKS OF INVESTING

As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

GLOSSARY

Dow Jones Wilshire 4500 Completion Index: Tracks the performance of all stocks in the Dow Jones Wilshire 5000 Composite Index, excluding those in the S&P 500 Index.

Dow Jones Wilshire 5000 Composite Index: Tracks the performance of the most active stocks in the broad U.S. market.

Price-to-earnings (P/E) ratio–12 months forward: A valuation measure calculated by dividing the price of a stock by the analysts’ forecast of the next 12 months’ expected earnings. The ratio is a measure of how much investors are willing to pay for the company’s future earnings. The higher the P/E, the more investors are paying for a company’s earnings growth in the next 12 months.

Projected earnings growth rate: A company’s expected earnings per share growth rate for a given time period based on the forecast from the Institutional Brokers’ Estimate System, which is commonly referred to as IBES.

S&P 500 Index: Tracks the stocks of 500 mostly large U.S. companies.

S&P Completion Index: Tracks the performance of the U.S. stocks not included in the S&P 500, which are primarily small- and mid-capitalization stocks. The index includes approximately 4,000 stocks.

S&P Total Market Index: Tracks the performance of a broad spectrum of small-, mid-, and large-capitalization U.S. stocks. Because the largest stocks in the index carry the most weight, large-capitalization stocks make up a substantial majority of the S&P Total Market’s value. The index includes approximately 4,500 stocks.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, “500”, “S&P Completion Index”, “S&P Total Market Index”, and “S&P TMI” are marks/trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by T. Rowe Price. The Product is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Product.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 97.4%		
CONSUMER DISCRETIONARY 11.1%		
Auto Components 0.4%		
American Axle & Manufacturing (1)(2)	6,000	77
Borg-Warner (1)(2)	4,800	347
Cooper Tire	4,000	94
Gentex	8,300	246
Goodyear Tire & Rubber (2)	16,100	191
Johnson Controls	24,500	936
Modine Manufacturing (2)	2,000	31
Standard Motor Products	9,800	134
TRW (2)	6,200	327
		2,383
Automobiles 0.5%		
Ford Motor (2)	126,961	2,132
Harley-Davidson	8,600	298
Thor Industries	1,800	61
Winnebago (1)(2)	2,000	30
		2,521
Distributors 0.1%		
Genuine Parts	5,800	298
Pool	2,305	52
		350
Diversified Consumer Services 0.2%		
American Public Education (2)	2,870	107
Career Education (1)(2)	3,100	64
Corinthian Colleges (1)(2)	4,700	25
H&R Block (1)	5,900	70
ITT Educational Services (1)(2)	1,200	76
K12 (1)(2)	4,100	118
Learning Tree International (1)	3,000	29
Matthews International, Class A	2,200	77

Regis (1)	2,000	33
Service Corporation International	12,700	105
Sotheby's	4,052	182
Stewart Enterprises, Class A (1)	12,600	84
Weight Watchers (1)	2,600	98
		1,068

Hotels, Restaurants & Leisure 1.9%

Bob Evans Farms	1,700	56
Boyd Gaming (1)(2)	4,000	42
Brinker	4,825	101
Carnival	15,500	715
CEC Entertainment (2)	900	35
Chipotle Mexican Grill (1)(2)	1,300	277
Choice Hotels International (1)	2,700	103
Cracker Barrel Old Country Store	1,400	77
Darden Restaurants	5,300	246
Gaylord Entertainment (2)	2,800	101
International Game Technology	11,900	211
International Speedway, Class A	1,600	42
Interval Leisure (1)(2)	5,204	84
Jack In The Box (2)	2,100	44
Krispy Kreme (1)(2)	4,200	29
Krispy Kreme, Warrant, 3/2/12 (2)	117	–
Las Vegas Sands (2)	10,100	464
Marriott, Class A (1)	8,636	359
McDonald's	40,000	3,070
MGM Resorts International (1)(2)	7,543	112
MTR Gaming Group (1)(2)	5,600	11
Multimedia Games (2)	4,900	27
Panera Bread, Class A (2)	1,400	142
Papa John's International (2)	1,100	31
PF Chang's China Bistro (1)	1,700	82
Pinnacle Entertainment (2)	4,200	59

Royal Caribbean Cruises (2)	6,200	291
Ruby Tuesday (1)(2)	4,700	61
Shuffle Master (1)(2)	6,000	69
Sonic (2)	3,400	34
Speedway Motorsports (1)	1,600	25
Starbucks	25,400	816
Starwood Hotels & Resorts Worldwide	7,900	480
The Cheesecake Factory (1)(2)	3,700	113
Vail Resorts (2)	3,600	187
Wendy's / Arby's Group	33,375	154
WMS Industries (2)	3,200	145
Wyndham Worldwide	8,930	268
Wynn Resorts	3,100	322
Yum! Brands	16,100	790
		10,275

Household Durables 0.6%

American Greetings, Class A (1)	1,500	33
Beazer Homes (1)(2)	2,400	13
Blyth	375	13
Cavco Industries (1)(2)	1,940	91
D. R. Horton	10,960	131
Ethan Allen Interiors	400	8
Fortune Brands	5,300	319
Harman International (2)	2,800	130
Hovnanian Enterprises (1)(2)	4,900	20
Jarden	3,895	120
KB Home (1)	3,200	43
Kid Brands (1)(2)	7,400	63
La-Z-Boy (1)(2)	3,500	32
Leggett & Platt	5,900	134
Lennar, Class A (1)	4,200	79
MDC Holdings (1)	1,545	44
Meritage (1)(2)	3,000	67

Mohawk Industries (2)	1,831	104
Newell Rubbermaid	10,476	190
NVR (2)	310	214
Pulte Group (1)(2)	25,940	195
Ryland Group (1)	2,100	36
Standard Pacific (1)(2)	7,100	33
Stanley Black & Decker	6,150	411
Stanley Furniture (1)(2)	1,200	4
Tempur-Pedic (2)	3,800	152
Toll Brothers (2)	6,800	129
Tupperware Brands	2,800	133
Whirlpool	5,522	491
		3,432

Internet & Catalog Retail 0.8%

Amazon.com (2)	13,100	2,358
Blue Nile (1)(2)	700	40
Expedia (1)	9,124	229
HSN (1)(2)	4,004	123
IAC/InterActiveCorp (2)	3,262	94
Netflix (1)(2)	2,400	422
Nutri/System (1)	3,600	76
Petmed Express (1)	2,500	44
priceline.com (2)	1,850	739
ValueVision Media (1)(2)	3,200	19
		4,144

Leisure Equipment & Products 0.2%

Arctic Cat (2)	2,000	29
Brunswick (1)	5,900	110
Callaway Golf (1)	2,800	23
Eastman Kodak (1)(2)	14,900	80
Hasbro	5,000	236
Mattel	11,400	290

Polaris Industries	1,100	86
		854
Media 2.9%		
AH Belo, Class A (2)	9,480	82
Arbitron	2,280	95
Ascent Media, Class A (2)	955	37
Belo, Class A (1)(2)	3,900	28
Cablevision, Class A	9,200	311
CBS, Class B	30,529	581
Clear Channel Outdoor, Class A (2)	5,100	72
Comcast, Class A	101,891	2,238
DIRECTV (2)	34,550	1,379
Discovery Communications, Class A (1)(2)	10,500	438
Discovery Communications, Class C (2)	3,750	138
DISH Network (2)	9,400	185
DreamWorks Animation, Class A (2)	3,000	88
Entercom Communications (1)(2)	1,200	14
Gannett (1)	9,600	145
Gray Communications Systems (1)(2)	25,700	48
Harte-Hanks	6,900	88
Interpublic Group (2)	21,251	226
John Wiley & Sons	1,900	86
Lamar Advertising (1)(2)	3,800	151
Lee Enterprises (2)	8,300	20
Liberty Global (1)(2)	11,307	400
Live Nation Entertainment (1)(2)	7,186	82
Madison Square Garden, Class A (2)	2,600	67
McClatchy (1)(2)	8,516	40
McGraw-Hill	11,000	400
Media General, Class A (1)(2)	1,600	9
Mediacom Communications (2)	5,400	46
Meredith (1)	2,300	80
New York Times, Class A (1)(2)	5,900	58

News Corporation, Class A	81,684	1,189
Nexstar Broadcasting (1)(2)	11,800	71
Omnicom	11,400	522
Primedia (1)	4,683	20
Regal Entertainment Group, Class A	5,000	59
Scholastic	1,100	32
Scripps, Class A (1)(2)	4,333	44
Scripps Networks Interactive	3,200	166
Time Warner	37,073	1,193
Time Warner Cable, Class A	11,704	773
Valassis Communications (2)	3,600	116
Viacom, Class B	19,329	766
Walt Disney	67,853	2,545
Washington Post, Class B (1)	170	75
		15,203
Multiline Retail 0.8%		
99 Cents Only Stores (2)	2,900	46
Big Lots (2)	3,700	113
Dollar Tree (2)	4,500	252
Family Dollar Stores	5,800	288
J.C. Penney	8,600	278
Kohl's (2)	10,900	592
Macy's	19,866	503
Nordstrom	8,300	352
Saks (1)(2)	4,375	47
Sears Holding (1)(2)	1,931	142
Target	24,700	1,485
Tuesday Morning (2)	4,500	24
		4,122
Specialty Retail 2.0%		
Abercrombie & Fitch	2,916	168
Advance Auto Parts	3,350	222

American Eagle Outfitters	9,250	135
AnnTaylor Stores (2)	2,200	60
Ascena Retail Group (2)	1,625	43
Autonation (1)(2)	2,300	65
AutoZone (2)	1,200	327
Barnes & Noble (1)	1,600	23
Bed Bath & Beyond (2)	8,900	437
Best Buy	11,850	406
Borders (2)	2,700	2
CarMax (1)(2)	8,658	276
Charming Shoppes (1)(2)	6,100	22
Chico's	9,500	114
Christopher & Banks	2,900	18
Collective Brands (2)	1,906	40
Conns (1)(2)	4,700	22
Cost Plus (1)(2)	900	9
Dick's Sporting Goods (2)	3,600	135
Foot Locker	5,600	110
GameStop (1)(2)	6,670	153
GAP	14,450	320
Genesco (2)	1,500	56
Group One Automotive	1,600	67
Hibbett Sports (1)(2)	2,362	87
Home Depot	59,550	2,088
Hot Topic (1)	3,950	25
Lowe's	51,500	1,292
MarineMax (1)(2)	1,700	16
Men's Wearhouse (1)	2,400	60
O'Reilly Automotive (2)	5,300	320
Office Depot (2)	10,000	54
OfficeMax (2)	6,622	117
Pacific Sunwear (1)(2)	2,325	13
Pep Boys	1,700	23
PetSmart	4,100	163

Pier 1 Imports (1)(2)	5,000	53
RadioShack	5,700	105
Rent-A-Center	2,800	90
Ross Stores	4,400	278
Sally Beauty Supply (2)	6,700	97
Select Comfort (2)	5,050	46
Staples	27,075	617
Talbots (2)	3,000	26
The Children's Place (1)(2)	1,000	50
The Finish Line, Class A	5,505	95
The Limited	11,555	355
Tiffany (1)	4,900	305
TJX	16,200	719
Urban Outfitters (2)	5,100	183
West Marine (1)(2)	3,900	41
Williams-Sonoma (1)	5,800	207
Zumiez (1)(2)	2,100	56
		10,811

Textiles, Apparel & Luxury Goods 0.7%

Coach	12,000	664
Columbia Sportswear (1)	1,500	90
Deckers Outdoor (2)	3,000	239
Fossil (2)	2,200	155
Hanesbrands (2)	4,900	124
Iconix Brand Group (2)	6,500	126
K-Swiss, Class A (1)(2)	3,900	49
Liz Claiborne (1)(2)	2,100	15
Movado Group (1)(2)	2,000	32
Nike, Class B	13,800	1,179
Polo Ralph Lauren	2,300	255
Quiksilver (1)(2)	11,600	59
Rocky Brands (1)(2)	8,200	82
Timberland, Class A (2)	3,600	89

Unifi (1)(2)	8,232	139
V.F. (1)	4,000	345
		3,642
Total Consumer Discretionary		58,805

CONSUMER STAPLES 8.9%

Beverages 2.0%

Brown-Forman, Class B	4,300	299
Coca-Cola	82,600	5,433
Coca-Cola Enterprises	13,300	333
Constellation Brands, Class A (2)	9,200	204
Dr. Pepper Snapple	9,200	323
Hansen Natural (2)	3,200	167
Molson Coors Brewing, Class B	5,700	286
PepsiCo	57,580	3,762
		10,807

Food & Staples Retailing 2.0%

BJ's Wholesale Club (2)	2,300	110
Costco Wholesale	16,500	1,191
CVS Caremark	49,688	1,728
Kroger	22,900	512
Rite Aid (2)	35,800	32
Ruddick (1)	2,200	81
Safeway	12,800	288
SUPERVALU (1)	21,399	206
Sysco	18,400	541
The Pantry (2)	1,200	24
United Natural Foods (2)	3,700	136
Wal-Mart	69,200	3,732
Walgreen	35,100	1,367
Whole Foods Market (2)	8,300	420
		10,368

Food Products 1.7%		
Alico	3,900	93
Archer-Daniels-Midland	22,072	664
Bunge Limited	6,200	406
Campbell Soup (1)	7,100	247
ConAgra	15,208	343
Corn Products International	2,800	129
Dean Foods (2)	6,479	57
Del Monte Foods	10,011	188
Flowers Foods (1)	4,415	119
General Mills	22,000	783
H.J. Heinz	11,300	559
Hain Celestial Group (1)(2)	3,200	87
Hershey Foods	5,600	264
Hormel Foods	2,800	143
J.M. Smucker	4,316	283
Kellogg	10,500	536
Kraft Foods, Class A	63,876	2,013
Lancaster Colony (1)	1,200	69
McCormick	5,500	256
Mead Johnson Nutrition, Class A	7,400	461
Sara Lee	25,600	448
Smithfield Foods (1)(2)	6,100	126
Snyders-Lance	2,700	63
Tasty Baking (1)	5,200	33
Tootsie Roll Industries (1)	2,550	74
Treehouse Foods (1)(2)	2,175	111
Tyson Foods, Class A	13,754	237
		8,792
Household Products 1.8%		
Clorox	5,600	354
Colgate-Palmolive	17,300	1,390
Energizer (2)	2,600	190

Kimberly-Clark	14,000	883
Procter & Gamble	104,312	6,710
		9,527
Personal Products 0.2%		
Alberto Culver	3,900	144
Avon	15,100	439
Elizabeth Arden (2)	2,300	53
Estee Lauder, Class A	4,200	339
		975
Tobacco 1.2%		
Alliance One International (1)(2)	14,200	60
Altria Group	70,300	1,731
Lorillard	3,800	312
Philip Morris International	66,600	3,898
Reynolds American	8,732	285
Universal (1)	800	32
Vector Group (1)	12,227	212
		6,530
Total Consumer Staples		46,999
ENERGY 11.1%		
Energy Equipment & Services 2.5%		
Allis-Chalmers Energy (1)(2)	11,200	79
Atwood Oceanics (2)	2,800	105
Baker Hughes	16,323	933
Bristow Group (1)(2)	1,200	57
Cameron International (2)	8,800	446
Carbo Ceramics (1)	1,600	166
Diamond Offshore Drilling (1)	2,400	161
Exterran (2)	3,007	72
FMC Technologies (2)	5,274	469

Global Industries (1)(2)	4,700	33
Halliburton	31,100	1,270
Helix Energy Solutions (1)(2)	6,610	80
Helmerich & Payne	4,200	204
Hercules Offshore (2)	14,448	50
ION Geophysical (1)(2)	5,500	47
Nabors Industries (2)	10,660	250
National Oilwell Varco	15,677	1,054
Newpark Resources (1)(2)	11,100	68
Noble	10,000	358
Oceaneering International (2)	2,600	191
Oil States International (2)	3,000	192
OYO Geospace (2)	200	20
Parker Drilling (1)(2)	6,800	31
Patterson-UTI Energy	7,200	155
Pride International (2)	6,500	215
Rowan (2)	6,400	223
Schlumberger	50,761	4,239
Seahawk Drilling (1)(2)	4,786	43
Superior Energy (2)	4,000	140
TETRA Technologies (2)	4,550	54
Tidewater (1)	1,600	86
Transocean (2)	13,400	931
Unit (2)	2,200	102
Weatherford International (2)	31,000	707
		13,231

Oil, Gas & Consumable Fuels 8.6%

Alpha Natural Resources (2)	4,876	293
Anadarko Petroleum	18,458	1,406
Apache	12,686	1,512
Arch Coal	7,543	264
Atlas Energy (2)	5,100	224
Bill Barrett (1)(2)	2,700	111

Cabot Oil & Gas	4,700	178
Callon Petroleum (2)	4,200	25
Chesapeake Energy (1)	24,608	638
Chevron	74,233	6,774
Cimarex Energy	3,744	331
Concho Resources (2)	3,600	316
ConocoPhillips	53,449	3,640
CONSOL Energy	9,400	458
Crosstex Energy (1)	3,700	33
Denbury Resources (2)	16,077	307
Devon Energy	15,432	1,212
El Paso Corporation	23,644	325
EOG Resources	9,400	859
EQT	5,500	247
Evergreen Energy (1)(2)	425	—
ExxonMobil	184,487	13,490
Fieldpoint Petroleum (1)(2)	33,600	137
Forest Oil (2)	4,700	178
Frontier Oil (2)	4,500	81
General Maritime (1)	7,342	24
GMX Resources (1)(2)	10,500	58
Hess	11,300	865
Holly (1)	2,400	98
Marathon Oil	25,108	930
Massey Energy	3,900	209
Murphy Oil	7,400	552
Newfield Exploration (2)	5,400	389
Noble Energy	7,300	628
Occidental Petroleum	29,000	2,845
Patriot Coal (1)(2)	6,080	118
Peabody Energy	10,300	659
Penn Virginia (1)	3,000	50
Petrohawk Energy (2)	13,100	239
Petroleum Development (2)	1,300	55

Pioneer Natural Resources	5,100	443
Plains Exploration & Production (2)	7,975	256
QEP Resources	7,100	258
Quicksilver Resources (1)(2)	11,000	162
Range Resources	6,800	306
Southern Union	5,410	130
Southwestern Energy (2)	13,500	505
Spectra Energy	21,526	538
Stone Energy (2)	3,600	80
Sunoco	5,500	222
Syntroleum (2)	16,600	31
Tesoro Petroleum (1)(2)	7,500	139
Ultra Petroleum (2)	7,900	377
Valero Energy	19,214	444
Whiting Petroleum (2)	2,900	340
Williams Companies	19,285	477
World Fuel Services (1)	3,600	130
		45,596
Total Energy		58,827

FINANCIALS 15.9%

Capital Markets 2.4%

Ameriprise Financial	9,900	570
Apollo Investment	11,100	123
Ares Capital	11,330	187
Bank of New York Mellon	38,360	1,158
BGC Partners (1)	16,500	137
BlackRock	3,400	648
Charles Schwab	37,006	633
E*Trade Financial (2)	5,100	82
Eaton Vance (1)	6,100	184
Federated Investors, Class B (1)	3,650	95
Franklin Resources	9,700	1,079

GFI Group (1)	7,500	35
Goldman Sachs	17,960	3,020
Greenhill (1)	1,300	106
Invesco	14,700	354
Investment Technology Group (2)	6,500	106
Janus Capital Group	9,300	121
Jefferies Group	5,400	144
Knight Capital Group (1)(2)	5,300	73
Legg Mason	5,350	194
Morgan Stanley	49,600	1,350
Northern Trust	8,200	454
Piper Jaffray (1)(2)	1,215	42
Raymond James Financial	4,125	135
SEI Investments	7,400	176
State Street	15,830	734
Stifel Financial (1)(2)	2,050	127
TD Ameritrade Holding	9,200	175
Virtus Investment Partners (1)(2)	3,275	149
Waddell & Reed Financial, Class A	5,951	210
Westwood Holdings Group (1)	2,000	80
		12,681
Commercial Banks 3.1%		
1st Source (1)	2,513	51
Associated Banc (1)	8,467	128
Bancorp South (1)	3,200	51
Bank of Hawaii (1)	1,500	71
Bank of the Ozarks (1)	3,600	156
BB&T	24,712	650
BOK Financial (1)	1,115	60
Boston Private Financial (1)	3,600	24
Capitol Bancorp Limited (2)	7,047	4
CIT Group (2)	7,100	334
Citizens Republic Bancorp (2)	56,779	35

City National (1)	500	31
Columbia Banking System (1)	4,600	97
Comerica	5,600	237
Commerce Bancshares	2,997	119
Community Capital (1)(2)	2,300	6
Cullen/Frost Bankers (1)	2,200	134
CVB Financial (1)	6,639	58
East West Bancorp	17,300	338
F.N.B. (1)	4,058	40
Fidelity Southern (1)	4,806	34
Fifth Third Bancorp	31,390	461
First Busey, Class A	4,950	23
First Financial Bancorp (1)	4,670	86
First Horizon National (1)	8,272	97
First Merchants (1)	8,630	76
First Midwest Bancorp (1)	2,450	28
FirstMerit (1)	3,449	68
Fulton Financial	10,574	109
German American Bancorp (1)	6,574	121
Glacier Bancorp (1)	3,700	56
Hancock Holding (1)	2,200	77
Huntington Bancshares	18,006	124
Iberiabank (1)	1,650	98
International Bancshares (1)	3,812	76
KeyCorp	40,434	358
M & T Bank	2,874	250
Marshall & Ilsley	18,891	131
Metrocorp Bancshares (1)(2)	4,200	15
NBT Bancorp (1)	3,700	89
Old National Bancorp (1)	3,612	43
Oriental Financial Group (1)	7,427	93
Park National (1)	915	66
Peoples Bancorp (1)	2,645	41
PNC Financial Services Group	18,293	1,111

Popular (2)	38,100	120
Prosperity Bancshares (1)	3,200	126
Regions Financial (1)	40,256	282
Renasant	3,375	57
S&T Bancorp	3,000	68
Sandy Spring Bancorp (1)	500	9
Signature Bank (2)	2,700	135
Southwest Bancorp of Oklahoma (1)(2)	2,600	32
Sterling Bancshares (1)	7,925	56
SunTrust	20,700	611
Susquehanna Bancshares (1)	8,803	85
SVB Financial Group (1)(2)	1,500	80
Synovus Financial (1)	40,100	106
TCF Financial (1)	2,800	41
Trustmark (1)	4,200	104
U.S. Bancorp	70,455	1,900
UMB Financial (1)	1,396	58
United Bankshares (1)	3,600	105
Valley National Bancorp (1)	4,430	63
Webster Financial	4,103	81
Wells Fargo	184,834	5,728
WesBanco (1)	2,400	45
WestAmerica Bank (1)	1,100	61
Whitney Holding (1)	725	10
Wilmington Trust	1,500	7
Wintrust Financial	1,950	64
Zions Bancorporation (1)	3,001	73
		16,462

Consumer Finance 0.6%

Advance America Cash Advance Centers	3,500	20
American Express	34,500	1,481
Capital One Financial	16,027	682
Compucredit Holdings (1)(2)	4,916	34

Discover Financial	20,600	382
First Marblehead (1)(2)	22,900	50
SLM Corporation (2)	19,100	240
Student Loan (1)	600	19
World Acceptance (1)(2)	3,200	169
		3,077

Diversified Financial Services 3.4%

Bank of America	365,644	4,878
Citigroup (2)	1,043,554	4,936
CME Group	2,360	759
IntercontinentalExchange (2)	3,000	357
JPMorgan Chase	142,877	6,061
Leucadia National	6,462	188
Moody's (1)	7,500	199
NASDAQ OMX Group (2)	6,900	164
NYSE Euronext	9,700	291
PHH (1)(2)	3,887	90
		17,923

Insurance 3.7%

Ace	11,900	741
Aflac	17,000	959
Alleghany	732	224
Allstate	19,600	625
American Financial Group	6,850	221
Aon	11,358	523
Arthur J. Gallagher	4,300	125
Assurant	4,500	173
Berkshire Hathaway, Class B (2)	60,300	4,831
Brown & Brown	5,000	120
Chubb	12,400	740
Cincinnati Financial (1)	7,969	253
CNO Financial Group (2)	26,500	180

Delphi Financial, Class A (1)	4,475	129
Erie Indemnity, Class A (1)	3,700	242
Everest Reinsurance Holdings	4,800	407
FBL Financial, Class A	3,432	98
Fidelity National Financial	13,677	187
First American Financial	7,185	107
FPIC Insurance Group (1)(2)	650	24
Genworth Financial, Class A (2)	15,000	197
Hanover Insurance Group	2,100	98
Hartford Financial Services	13,600	360
HCC Insurance Holdings	5,050	146
Horace Mann Educators	6,300	114
Infinity Property & Casualty	1,500	93
Kansas City Life Insurance (1)	802	27
Lincoln National	9,684	269
Loews	9,200	358
Markel (1)(2)	780	295
Marsh & McLennan	19,500	533
MBIA (2)	10,500	126
Mercury General	2,400	103
MetLife	31,800	1,413
Navigators Group (1)(2)	1,600	81
Old Republic International (1)	14,087	192
Phoenix Companies (1)(2)	9,500	24
Presidential Life	2,900	29
Principal Financial Group	12,400	404
ProAssurance (2)	1,524	92
Progressive (1)	20,400	405
Prudential Financial	17,000	998
Reinsurance Group of America	3,400	183
RLI (1)	1,500	79
StanCorp Financial Group	2,600	117
The Travelers Companies	16,323	909
Torchmark (1)	1,400	84

United Fire & Casualty (1)	1,800	40
Unitrin	5,100	125
Unum Group	11,400	276
W. R. Berkley (1)	9,737	267
		19,346

Real Estate Investment Trusts (REITs) 2.3%

Agree Realty, REIT (1)	2,900	76
AIMCO, REIT	4,751	123
Alexandria Real Estate, REIT	1,700	125
AMB Property, REIT	4,300	136
Arlington Asset Investment, REIT	415	10
Avalonbay Communities, REIT	3,086	347
Boston Properties, REIT	5,400	465
Brandywine Realty Trust, REIT	5,700	66
BRE Properties, Class A, REIT	2,700	117
Camden Property Trust, REIT	2,700	146
CBL & Associates Properties, REIT (1)	6,091	107
Cousins Properties, REIT	7,121	59
Digital Realty Trust, REIT (1)	4,600	237
Duke Realty, REIT (1)	5,800	72
EastGroup Properties, REIT	3,000	127
Equity Lifestyle Properties, REIT	2,500	140
Equity Residential, REIT	10,100	525
Essex Property Trust, REIT (1)	1,400	160
Federal Realty Investment Trust, REIT	2,400	187
FelCor Lodging Trust, REIT (2)	8,648	61
First Industrial Realty, REIT (1)(2)	13,500	118
General Growth Properties, REIT	24,500	379
Getty Realty, REIT (1)	5,900	185
HCP, REIT	10,900	401
Health Care, REIT	4,600	219
Highwoods Properties, REIT (1)	3,600	115
Home Properties of New York, REIT	1,700	94

Hospitality Properties Trust, REIT	6,200	143
Host Hotels & Resorts, REIT (1)	24,519	438
Kilroy Realty, REIT (1)	1,300	47
Kimco Realty, REIT	15,470	279
LaSalle Hotel Properties, REIT	6,000	158
Liberty Property Trust, REIT (1)	4,300	137
Macerich Company, REIT	6,408	304
Mack-Cali Realty, REIT	3,200	106
Mid-America Apartment Communities, REIT (1)	2,200	140
Mission West Properties, REIT (1)	11,200	75
Monmouth Real Estate Investment Trust, Class A, REIT (1)	8,382	71
MPG Office Trust, REIT (2)	14,800	41
Nationwide Health Properties, REIT	4,600	167
One Liberty Properties, REIT (1)	6,562	110
Parkway Properties, REIT	2,900	51
Pennsylvania, REIT	12,430	181
Plum Creek Timber, REIT (1)	6,244	234
PMC Commercial Trust, REIT (1)	5,291	45
Post Properties, REIT	3,300	120
Potlatch, REIT (1)	2,788	91
ProLogis, REIT	16,791	242
Public Storage, REIT	5,894	598
Rayonier, REIT	3,094	162
Realty Income, REIT	4,400	150
Regency Centers, REIT (1)	3,200	135
Senior Housing Properties, REIT	5,600	123
Simon Property Group, REIT	10,301	1,025
SL Green Realty, REIT	4,170	282
Strategic Hotel Capital, REIT (2)	30,000	159
Taubman Centers, REIT (1)	2,200	111
UDR, REIT (1)	9,979	235
Ventas, REIT (1)	6,600	346
Vornado Realty Trust, REIT	5,884	490
Weingarten Realty Investors, REIT (1)	5,275	125

HEALTH CARE 10.9%

Biotechnology 1.6%

Alexion Pharmaceutical (2)	3,300	266
Alkermes (2)	4,900	60
Amgen (2)	32,160	1,766
Ariad Pharmaceuticals (2)	17,700	90
Array BioPharma (1)(2)	5,700	17
AVI BioPharma (1)(2)	4,000	9
Biogen Idec (2)	9,310	624
BioMarin Pharmaceutical (2)	5,500	148
Celgene (2)	17,500	1,035
Celldex Therapeutics (1)(2)	6,750	28
Cephalon (1)(2)	2,700	167
Cubist Pharmaceuticals (1)(2)	4,000	86
Cytrx (1)(2)	50,700	51
Dendreon (2)	5,000	175
Enzon Pharmaceuticals (1)(2)	6,600	80
Exelixis (1)(2)	11,100	91
Genzyme (2)	10,349	737
Gilead Sciences (2)	31,460	1,140
Human Genome Sciences (1)(2)	9,100	217
ImmunoGen (1)(2)	8,400	78
Immunomedics (1)(2)	14,800	53
Incyte (1)(2)	10,300	171
Isis Pharmaceuticals (1)(2)	9,605	97
Lexicon Pharmaceuticals (1)(2)	12,600	18
Ligand Pharmaceuticals, Class B (1)(2)	976	9
Martek Biosciences (1)(2)	1,800	56
Neurocrine Biosciences (1)(2)	9,200	70
NPS Pharmaceuticals (2)	6,000	47
ONYX Pharmaceuticals (2)	3,200	118
Progenics Pharmaceuticals (1)(2)	4,200	23
Regeneron Pharmaceuticals (1)(2)	4,300	141

RXi Pharmaceuticals (1)(2)	10,219	26
Sangamo BioSciences (1)(2)	4,900	33
Theravance (1)(2)	4,700	118
Trimeris (1)(2)	6,400	16
Vertex Pharmaceuticals (2)	8,200	287
		8,148

Health Care Equipment & Supplies 2.0%

Alere (1)(2)	3,680	135
Align Technology (1)(2)	5,800	113
American Medical (1)(2)	6,000	113
Analogic	1,100	54
Anika Therapeutics (1)(2)	6,100	40
Baxter International	21,300	1,078
Beckman Coulter	2,400	181
Becton, Dickinson & Company	8,100	685
Boston Scientific (2)	65,839	498
C.R. Bard (1)	2,900	266
Cantel Medical	2,200	52
CareFusion (2)	7,152	184
Cerus (1)(2)	4,800	12
Cooper Companies	2,600	147
Covidien	19,200	877
Dentsply International	5,700	195
Edwards Lifesciences (2)	4,720	382
Exactech (1)(2)	3,800	72
Gen-Probe (1)(2)	3,100	181
Haemonetics (1)(2)	1,200	76
Hologic (2)	10,544	198
ICU Medical (1)(2)	800	29
IDEXX Laboratories (1)(2)	2,300	159
Immucor (2)	5,200	103
Integra LifeSciences (1)(2)	1,900	90
Intuitive Surgical (2)	1,800	464

Invacare (1)	800	24
Kinetic Concepts (1)(2)	2,900	121
Medical Action Industries (1)(2)	4,650	45
Medtronic	38,420	1,425
NMT Medical (1)(2)	5,100	2
OraSure Technologies (1)(2)	4,500	26
Palomar Medical Technologies (1)(2)	1,400	20
ResMed (1)(2)	6,000	208
RTI Biologics (1)(2)	7,000	19
St. Jude Medical (2)	11,800	504
Steris	2,600	95
Stryker	10,900	585
SurModics (2)	4,900	58
Synergetics USA (2)	27,100	127
Teleflex	1,700	91
Thoratec (1)(2)	2,800	79
Varian Medical Systems (2)	5,000	346
West Pharmaceutical Services (1)	1,700	70
Zimmer Holdings (2)	7,160	384
Zoll Medical (2)	2,300	86
		10,699
Health Care Providers & Services 2.0%		
Aetna	16,000	488
AmerisourceBergen	10,864	371
AMN Healthcare Services (1)(2)	3,252	20
AmSurg, Class A (2)	3,500	73
Bioscrip (1)(2)	7,400	39
Birner Dental Management Services	1,900	36
Brookdale Senior Living (2)	2,900	62
Cardinal Health	12,905	494
CIGNA	9,200	337
Community Health Systems (2)	4,500	168
CorVel (2)	3,125	151

Coventry Health Care (2)	6,914	183
Cross Country Healthcare (1)(2)	4,300	36
DaVita (2)	4,199	292
Emeritus (1)(2)	1,900	37
Express Scripts (2)	20,400	1,103
Gentiva Health Services (2)	2,175	58
Health Management (2)	12,500	119
Health Net (2)	5,000	136
Henry Schein (1)(2)	3,400	209
Hooper Holmes (2)	5,300	4
Humana (2)	6,700	367
Laboratory Corporation of America (1)(2)	4,000	352
Landauer	1,300	78
LifePoint Hospitals (2)	3,547	130
Lincare	4,200	113
McKesson	9,851	693
Medco (2)	16,392	1,004
Omnicare	3,800	97
Patterson Companies	3,800	116
PharMerica (2)	4,152	48
PSS World Medical (1)(2)	3,000	68
Psychemedics	3,075	25
Quest Diagnostics	5,500	297
Rural/Metro (2)	11,600	169
Sunrise Senior Living (1)(2)	5,600	31
Tenet Healthcare (2)	19,750	132
UnitedHealth	40,022	1,445
Universal Health Services	4,200	182
VCA Antech (1)(2)	4,700	109
WellPoint (2)	13,404	762
		10,634

Health Care Technology 0.1%

Allscripts Misys Healthcare Solution (2)	7,600	146

Cerner (1)(2)	2,300	218
Omnicell (2)	4,500	65
Quality Systems (1)	1,000	70
		499

Life Sciences Tools & Services 0.7%

Accelrys (2)	8,670	72
Agilent Technologies (2)	12,587	521
Albany Molecular Research (1)(2)	3,600	20
Bio-Rad Laboratories, Class A (2)	700	73
Bruker (2)	6,100	101
Charles River Laboratories International (1)(2)	1,368	49
Covance (1)(2)	2,800	144
Dionex (2)	900	106
Furiex Pharmaceuticals (2)	508	7
Illumina (1)(2)	6,000	380
Life Technologies (2)	6,934	385
Luminex (2)	4,100	75
PerkinElmer	4,635	120
Pharmaceutical Product Development	6,100	166
Techne	2,200	144
Thermo Fisher Scientific (2)	15,678	868
Waters (2)	3,700	288
		3,519

Pharmaceuticals 4.5%

Abbott Laboratories	54,000	2,587
Adolor (1)(2)	12,400	15
Allergan	11,930	819
AVANIR Pharmaceuticals (1)(2)	30,000	122
Bristol Myers Squibb	60,800	1,610
Eli Lilly	38,000	1,332
Endo Pharmaceutical (2)	4,700	168
Forest Laboratories (2)	10,300	329

Hospira (2)	5,890	328
Johnson & Johnson	96,575	5,973
K-V Pharmaceutical, Class A (1)(2)	9,500	24
King Pharmaceuticals (2)	10,589	149
Medicines Company (1)(2)	6,800	96
Medicis Pharmaceutical, Class A	2,900	78
Merck	111,938	4,034
Mylan (2)	13,275	281
Myrexis (1)(2)	5,250	22
Nektar Therapeutics (1)(2)	7,500	96
Par Pharmaceutical (2)	2,700	104
Perrigo	4,300	272
Pfizer	280,472	4,911
Valeant Pharmaceuticals International (1)	6,945	197
ViroPharma (2)	6,900	120
Watson Pharmaceuticals (2)	5,000	258
		23,925
Total Health Care		57,424

INDUSTRIALS & BUSINESS SERVICES 11.4%

Aerospace & Defense 2.3%

Alliant Techsystems (2)	1,325	99
American Science Engineering	800	68
BE Aerospace (2)	5,400	200
Boeing	27,000	1,762
Ceradyne (2)	2,400	76
Curtiss-Wright	2,500	83
Esterline Technologies (2)	2,300	158
GenCorp (1)(2)	4,600	24
General Dynamics	14,100	1,001
Goodrich	4,440	391
Harris	4,600	208
Hexcel (2)	4,200	76

Honeywell International	28,225	1,500
ITT	5,000	261
L-3 Communication	3,700	261
Ladish (2)	500	24
Lockheed Martin	11,900	832
Northrop Grumman	9,102	590
Precision Castparts	5,068	705
Raytheon	13,600	630
Rockwell Collins	6,400	373
SAIC (2)	11,000	174
Spirit Aerosystems, Class A (1)(2)	7,500	156
Taser International (1)(2)	6,400	30
Teledyne Technologies (2)	1,900	84
United Technologies	32,004	2,519
		12,285
Air Freight & Logistics 0.9%		
C.H. Robinson Worldwide	6,700	537
Expeditors International of Washington	8,500	464
FedEx	11,200	1,042
Forward Air	2,850	81
UPS, Class B	33,700	2,446
		4,570
Airlines 0.3%		
AirTran (2)	9,500	70
Alaska Air (2)	1,700	96
AMR (2)	13,500	105
Delta Air Lines (2)	34,000	429
SkyWest	2,800	44
Southwest Airlines	24,037	312
U.S. Airways (2)	15,900	159
United Continental (2)	12,015	286
		1,501

Building Products 0.1%

AAON (1)	3,525	99
Ameron International	900	69
Lennox International	2,200	104
Masco	12,600	160
Owens Corning (2)	3,800	118
Quanex Building Products	4,000	76
USG (1)(2)	4,700	79
		705

Commercial Services & Supplies 0.7%

Acco Brands (1)(2)	6,569	56
Avery Dennison	4,200	178
Brinks	1,600	43
Cintas	4,200	117
Consolidated Graphics (2)	1,300	63
Copart (2)	2,950	110
Corrections Corporation of America (2)	4,268	107
Covanta (1)	6,800	117
Deluxe	1,700	39
G & K Services, Class A	1,500	46
GEO (2)	2,700	67
Herman Miller (1)	1,300	33
HNI Corporation	2,200	69
IHS (1)(2)	2,000	161
Kimball International, Class B (1)	3,700	25
McGrath RentCorp (1)	2,500	65
Pitney Bowes (1)	6,400	155
R.R. Donnelley	7,400	129
Republic Services	14,297	427
Rollins (1)	5,400	107
Stericycle (1)(2)	3,900	316
Sykes Enterprises (1)(2)	1,900	38
Team (1)(2)	2,300	56

Tetra Tech (2)	6,825	171
United Stationers (2)	1,000	64
Viad	2,200	56
Waste Connections (1)	4,725	130
Waste Management (1)	14,360	529
		3,474

Construction & Engineering 0.3%

Dycom Industries (2)	3,300	49
EMCOR (1)(2)	3,900	113
Fluor	6,200	411
Granite Construction (1)	1,550	42
Insituform Technologies (1)(2)	2,900	77
Jacobs Engineering Group (2)	4,900	225
KBR	6,000	183
Mastec (2)	6,650	97
Quanta Services (2)	8,150	162
Shaw (2)	3,500	120
		1,479

Electrical Equipment 0.8%

Acuity Brands (1)	2,200	127
American Superconductor (1)(2)	3,600	103
AMETEK	5,550	218
AZZ (1)	2,600	104
Babcock & Wilcox (2)	8,750	224
Baldor Electric	1,500	95
Belden	1,700	63
Brady, Class A	3,200	104
Cooper Industries	5,900	344
Emerson Electric	26,400	1,509
FuelCell Energy (1)(2)	26,900	62
General Cable (1)(2)	2,700	95
GrafTech International (2)	6,400	127

Hubbell, Class B	1,600	96
Plug Power (1)(2)	6,900	2
Regal-Beloit (1)	1,300	87
Rockwell Automation	5,000	358
Thomas & Betts (2)	2,300	111
Ultralife (1)(2)	6,800	45
Unique Mobility (1)(2)	4,400	10
Vicor (1)	3,900	64
Woodward Governor	3,600	135
		4,083

Industrial Conglomerates 2.0%

3M	27,200	2,347
Carlisle Companies	2,800	111
GE	375,706	6,872
McDermott International (2)	10,300	213
Roper Industries (1)	3,100	237
Textron (1)	10,900	258
Tredegar	3,300	64
Tyco International	13,163	545
		10,647

Machinery 2.6%

3-D Systems (1)(2)	2,600	82
Actuant, Class A (1)	3,380	90
AGCO (2)	4,000	203
Ampco Pittsburgh	2,100	59
Arvinmeritor (1)(2)	8,900	183
Briggs & Stratton (1)	2,100	41
Bucyrus International, Class A	4,500	402
Cascade (1)	1,500	71
Caterpillar	21,600	2,023
Crane	2,100	86
Cummins	8,400	924

Danaher	18,000	849
Deere	15,300	1,271
Donaldson	2,600	152
Dover	6,200	362
Dynamic Materials (1)	2,000	45
Eaton	5,500	558
EnPro Industries (1)(2)	2,068	86
ESCO Technologies	1,500	57
Flowserve	2,200	262
Force Protection (1)(2)	6,200	34
Graco (1)	2,887	114
Harsco	3,800	108
IDEX	2,500	98
Illinois Tool Works	16,200	865
Ingersoll-Rand (1)	11,400	537
John Bean Technologies (1)	3,909	79
Joy Global	4,300	373
Kennametal	4,000	158
Lincoln Electric Holdings	1,700	111
Manitowoc (1)	4,800	63
Middleby (2)	1,604	135
Mueller Water Products	11,404	48
NACCO Industries	500	54
Nordson	2,400	220
Oshkosh (2)	5,500	194
PACCAR	13,862	796
Pall	4,900	243
Parker Hannifin	6,178	533
Pentair	3,500	128
Robbins & Myers	3,600	129
Snap-On	2,100	119
SPX	2,304	165
Tecumseh Products, Class A (1)(2)	2,100	27
Terex (1)(2)	4,400	137

Timken	4,200	200
Toro	1,400	86
Trinity Industries (1)	2,950	78
Valmont Industries (1)	1,500	133
Wabtec	2,425	128
Watts Water Technologies, Class A	1,900	70
		13,969

Marine 0.1%

Alexander & Baldwin	1,400	56
International Shipholding (1)	2,500	63
Kirby (1)(2)	3,100	137
Overseas Shipholding Group (1)	2,900	103
		359

Professional Services 0.3%

Administaff	1,700	50
Advisory Board (2)	2,000	95
Barrett Business (1)	3,100	48
Corporate Executive Board	2,900	109
CoStar Group (2)	1,300	75
Dun & Bradstreet	1,900	156
Equifax	4,800	171
Franklin Covey (2)	5,200	45
FTI Consulting (1)(2)	2,200	82
Hudson Highland Group (1)(2)	4,314	25
Korn/Ferry (2)	3,000	69
Manpower	2,900	182
Robert Half International (1)	4,900	150
School Specialty (1)(2)	2,000	28
SFN Group (2)	5,300	52
Thomas Group (2)	960	2
TrueBlue (2)	3,700	66

VSE (1)	1,100	36
		1,441
Road & Rail 0.8%		
Con-Way	2,800	102
CSX	15,000	969
Hertz Global Holdings (2)	8,100	117
J.B. Hunt Transport Services	4,400	180
Kansas City Southern Industries (2)	4,200	201
Knight Transportation (1)	4,350	83
Landstar System	2,600	107
Norfolk Southern	11,200	704
Ryder System	2,200	116
Union Pacific	18,500	1,714
USA Truck (1)(2)	3,500	46
Werner Enterprises (1)	2,575	58
		4,397
Trading Companies & Distributors 0.2%		
Applied Industrial Technologies	3,075	100
Fastenal (1)	4,500	270
GATX (1)	2,300	81
Interline Brands (2)	3,600	82
MSC Industrial Direct	1,600	103
United Rentals (1)(2)	3,648	83
W. W. Grainger (1)	2,200	304
WESCO International (1)(2)	2,400	127
		1,150
Total Industrials & Business Services		60,060
INFORMATION TECHNOLOGY 18.0%		
Communications Equipment 2.1%		
ADTRAN (1)	2,600	94

Anaren (2)	4,700	98
Arris Group (2)	6,561	74
Aviat Networks (2)	5,667	29
Blue Coat Systems (1)(2)	3,800	114
Brocade Communications Systems (2)	20,283	107
Ciena (1)(2)	4,463	94
Cisco Systems (2)	206,668	4,181
Commscope (2)	3,613	113
Ditech Networks (1)(2)	3,600	5
Echostar (2)	3,880	97
EMS Technologies (2)	900	18
Emulex (2)	3,900	46
Extreme Networks (1)(2)	10,800	33
F5 Networks (2)	2,900	377
Finisar (2)	4,075	121
Harmonic (2)	7,159	61
InterDigital (1)(2)	2,600	108
Ixia (2)	8,100	136
JDS Uniphase (2)	10,144	147
Juniper Networks (2)	21,050	777
Lantronix, Warrant, 2/15/11 (2)	5	—
Motorola (2)	81,640	741
Optical Cable	12,869	40
Plantronics	2,500	93
Polycom (2)	3,900	152
Powerwave Technologies (2)	13,537	34
Qualcomm	59,300	2,935
SeaChange International (1)(2)	5,700	49
Sonus Networks (1)(2)	18,100	48
Sycamore Networks (1)	1,180	24
Tekelec (2)	3,700	44
Tellabs	14,057	95
		11,085

Computers & Peripherals 3.6%

Apple (2)	33,000	10,645
Avid Technology (1)(2)	2,400	42
Dell (2)	63,100	855
Diebold	2,100	67
Dot Hill (1)(2)	5,900	10
Electronics for Imaging (2)	2,900	42
EMC (2)	74,476	1,706
Hewlett-Packard	82,518	3,474
Imation (1)(2)	1,300	13
Intermec (1)(2)	2,400	30
LaserCard (1)(2)	7,400	46
Lexmark International (2)	3,000	104
NCR (2)	7,000	108
NetApp (2)	13,200	725
Presstek (1)(2)	6,400	14
QLogic (2)	4,622	79
Quantum (1)(2)	15,900	59
Rimage (1)(2)	3,100	46
Sandisk (2)	9,500	474
Silicon Graphics International (2)	4,000	36
Socket Mobile (1)(2)	1,470	3
Western Digital (2)	9,000	305
		18,883

Electronic Equipment, Instruments & Components 1.0%

Amphenol, Class A	6,500	343
Anixter International (1)	1,500	90
Arrow Electronics (2)	4,300	147
Avnet (2)	5,148	170
AVX	2,700	42
Benchmark Electronics (2)	2,075	38
Brightpoint (2)	6,180	54
Corning	55,210	1,067

Daktronics (1)	3,600	57
Dolby Laboratories, Class A (2)	2,500	167
Electro Scientific Industries (2)	1,900	31
First Solar (1)(2)	3,200	416
Infosonics (1)(2)	8,300	6
Ingram Micro, Class A (2)	4,100	78
Insight Enterprises (2)	4,750	63
Jabil Circuit	7,300	147
Maxwell Technologies (2)	5,100	96
Mercury Computer Systems (1)(2)	3,100	57
Molex	4,350	99
Multi Fineline Elecronix (2)	1,900	50
Napco Security Technologies (2)	15,215	27
National Instruments	2,500	94
Newport (2)	2,100	37
Nu Horizons Electronics (2)	10,950	76
Park Electrochemical	2,100	63
Plexus (1)(2)	2,400	74
Pulse Electronics (1)	1,500	8
Sanmina-SCI (2)	2,802	32
Sunpower (1)(2)	8,500	109
Sunpower, Class B (2)	1,453	18
Tech Data (2)	2,600	114
Trimble Navigation (1)(2)	5,394	215
TTM Technologies (1)(2)	5,800	87
Tyco Electronics	16,200	574
Vishay Intertechnology (2)	11,320	166
Vishay Precision (2)	808	15
X-Rite (1)(2)	11,300	52
Zygo (2)	3,700	45
		5,024
Internet Software & Services 1.6%		
Akamai Technologies (2)	8,000	376

Art Technology (2)	24,500	147
Earthlink (1)	1,930	17
eBay (2)	42,300	1,177
Google, Class A (2)	9,030	5,364
Monster Worldwide (1)(2)	5,000	118
RealNetworks (2)	1,300	5
Reis (1)(2)	10,500	73
The Knot (2)	2,500	25
United Online	4,850	32
VeriSign (1)	11,640	380
WebMD Health (2)	3,781	193
Yahoo! (2)	39,732	661
		8,568
IT Services 3.0%		
Accenture, Class A	22,900	1,110
Acxiom (2)	4,500	77
Alliance Data Systems (1)(2)	2,700	192
Analysts International (1)(2)	1,140	3
Automatic Data Processing	17,000	787
Broadridge Financial Solutions	6,125	134
CACI International, Class A (1)(2)	1,300	69
Ciber (1)(2)	9,000	42
Cognizant Technology Solutions (2)	12,000	879
Computer Sciences	5,600	278
Convergys (2)	5,200	68
CoreLogic	3,285	61
CSG Systems International (2)	2,000	38
DST Systems	2,100	93
Fidelity National Information	13,282	364
Fiserv (2)	6,175	362
Forrester Research	1,800	64
Global Payments	3,360	155
IBM	45,690	6,705

iGate (1)	4,600	91
Iron Mountain (1)	6,262	157
Jack Henry & Associates	4,000	117
Kratos Defense & Security Solutions (1)(2)	1,730	23
Lender Processing Services	3,771	111
Management Network Group (1)(2)	880	2
Mastech Holdings (1)(2)	10,681	45
MasterCard, Class A	4,310	966
Maximus	1,600	105
Moneygram International (1)(2)	21,200	57
Paychex	11,287	349
Sapient	9,300	113
Startek (1)(2)	9,200	47
TeleTech Holdings (2)	4,000	82
Teradata (2)	7,100	292
The Hackett Group (2)	5,020	18
Total System Services	9,126	140
Unisys (2)	1,500	39
Visa, Class A	17,790	1,252
Western Union	26,651	495
		15,982
Office Electronics 0.2%		
Xerox	54,785	631
Zebra Technologies (2)	2,150	82
		713
Semiconductor & Semiconductor Equipment 2.7%		
Advanced Energy Industries (1)(2)	6,800	93
Advanced Micro Devices (2)	22,300	182
Altera (1)	9,500	338
Amkor Technology (1)(2)	10,600	78
Analog Devices	5,800	219
Applied Materials	41,878	588

Applied Micro Circuits (2)	5,260	56
Atheros Communications (1)(2)	2,800	101
Atmel (2)	23,000	283
Axcelis Technologies (2)	28,814	100
Broadcom, Class A	15,550	677
Brooks Automation (2)	4,854	44
Cabot Microelectronics (2)	1,664	69
Cirrus Logic (1)(2)	8,900	142
Cognex	2,200	65
Cohu	3,800	63
Conexant Systems (1)(2)	6,641	11
Cree (2)	3,900	257
Cymer (1)(2)	1,200	54
Cypress Semiconductor (2)	5,300	98
Diodes (1)(2)	4,962	134
DSP Group (2)	4,500	37
Energy Conversion Devices (1)(2)	7,400	34
Entegris (1)(2)	6,092	46
Fairchild Semiconductor, Class A (2)	2,600	41
FEI (2)	2,200	58
Integrated Device Technology (2)	8,050	54
Intel	195,190	4,105
International Rectifier (2)	2,900	86
Intersil, Holding, Class A (1)	3,596	55
KLA-Tencor	5,400	209
Kopin (1)(2)	10,600	44
Kulicke & Soffa (2)	3,700	27
Lam Research (2)	4,700	243
Lattice Semiconductor (2)	4,800	29
Linear Technology	7,600	263
LSI (2)	24,078	144
LTX-Credence (1)(2)	7,833	58
Marvell Technology Group (2)	20,100	373
Mattson Technology (1)(2)	7,100	21

Maxim Integrated Products	8,321	197
MEMC Electronic Materials (1)(2)	8,700	98
Micrel (1)	4,700	61
Microchip Technology	5,664	194
Micron Technology (2)	27,669	222
Microsemi (2)	3,400	78
MIPS Technologies (2)	8,400	127
MKS Instruments (1)(2)	2,213	54
MoSys (1)(2)	15,700	89
Nanometrics (1)(2)	5,500	71
National Semiconductor	8,200	113
Novellus Systems (2)	4,000	129
NVIDIA (2)	21,500	331
Omnivision Technologies (2)	4,300	127
ON Semiconductor (2)	20,130	199
Pericom Semiconductor (2)	1,900	21
QuickLogic (1)(2)	15,100	96
Rambus (1)(2)	3,700	76
RF Micro Devices (2)	18,009	132
Rudolph Technologies (2)	2,800	23
Semtech (2)	2,600	59
Silicon Laboratories (2)	2,200	101
Skyworks Solutions (2)	6,379	183
Teradyne (1)(2)	5,500	77
Texas Instruments	44,100	1,433
TriQuint Semiconductor (2)	13,190	154
Varian Semiconductor Equipment (2)	2,650	98
Xilinx (1)	8,500	246
Zoran (1)(2)	2,814	25
		14,393
Software 3.8%		
Activision Blizzard	26,308	327
Adobe Systems (2)	23,980	738

Advent Software (2)	4,100	238
Ansys (2)	4,641	242
Ariba (2)	6,838	161
Autodesk (2)	7,300	279
Blackboard (1)(2)	5,000	207
BMC Software (2)	6,500	306
CA	13,231	323
Cadence Design Systems (2)	12,800	106
Citrix Systems (2)	6,500	445
Compuware (2)	11,000	128
Electronic Arts (2)	12,400	203
FactSet Research Systems (1)	1,850	174
Fair Isaac (1)	2,672	63
Informatica (2)	4,500	198
Intuit (2)	11,700	577
JDA Software Group (2)	2,400	67
Manhattan Associates (2)	2,700	83
McAfee (2)	6,637	307
Mentor Graphics (2)	5,000	60
Microsoft	279,650	7,808
NetScout Systems (2)	5,200	120
Novell (2)	12,934	77
Nuance Communications (2)	10,624	193
OPNET Technologies	4,300	115
Oracle	137,700	4,310
Parametric Technology (2)	6,180	139
Progress Software (2)	2,600	110
Quest Software (1)(2)	3,800	105
Red Hat (2)	6,900	315
Renaissance Learning (1)	1,700	20
RightNow Technologies (2)	5,000	118
Rovi (1)(2)	4,600	285
S1 (1)(2)	5,800	40
Salesforce.com (2)	3,700	488

Sourcefire (1)(2)	5,300	137
Symantec (2)	19,764	331
Synopsys (2)	5,770	155
THQ (1)(2)	3,975	24
TiVo (1)(2)	6,600	57
Websense (1)(2)	3,300	67
		20,246
Total Information Technology		94,894

MATERIALS 4.1%

Chemicals 2.2%

A. Schulman	2,800	64
Air Products & Chemicals	7,600	691
Airgas	3,100	194
Arch Chemicals	2,500	95
Ashland	2,909	148
Cabot	3,800	143
Calgon Carbon (1)(2)	5,300	80
Celanese, Series A	5,100	210
CF Industries	2,528	342
Cytec Industries	1,700	90
Dow Chemical	42,799	1,461
DuPont	31,809	1,587
Eastman Chemical	2,400	202
Ecolab	7,900	398
Ferro (1)(2)	4,900	72
FMC	3,000	240
H.B. Fuller	3,700	76
Hawkins Chemical	2,831	126
Huntsman	8,900	139
International Flavors & Fragrances	2,600	144
Intrepid Potash (2)	2,300	86
Lubrizol	2,400	256

Minerals Technologies	900	59
Monsanto	20,060	1,397
Mosaic	6,400	489
Nalco Holding	5,100	163
NL Industries (1)	5,600	62
OMNOVA Solutions (2)	2,300	19
PPG Industries	5,800	488
Praxair	11,600	1,107
RPM	3,300	73
Scotts Miracle Gro	1,800	91
Sensient Technologies	3,500	129
Sherwin-Williams	3,800	318
Sigma Aldrich	4,900	326
Spartech (2)	4,100	38
Valspar	3,300	114
Zep	2,800	56
		11,773

Construction Materials 0.1%

Eagle Materials (1)	2,998	85
Martin Marietta Materials (1)	2,000	184
Vulcan Materials	4,366	194
		463

Containers & Packaging 0.3%

Aptar Group	2,800	133
Ball	3,400	231
Bemis	2,100	69
Crown Cork & Seal (2)	5,500	184
Myers Industries (1)	6,960	68
Owens-Illinois (2)	6,500	199
Packaging Corporation of America	2,400	62
Rock-Tenn, Class A	1,400	75
Sealed Air	6,200	158

Sonoco Products	1,500	50
Temple-Inland	4,500	96
		1,325
Metals & Mining 1.3%		
AK Steel	5,000	82
Alcoa	35,120	540
Allegheny Technologies (1)	3,950	218
Carpenter Technology	2,200	89
Cliffs Natural Resources	5,400	421
Coeur d' Alene Mines (2)	6,140	168
Commercial Metals	7,100	118
Freeport-McMoRan Copper & Gold	16,762	2,013
Hecla Mining (2)	22,300	251
Mines Management (1)(2)	13,500	57
Newmont Mining	16,600	1,020
Nucor	12,000	526
Reliance Steel & Aluminum	3,000	153
Royal Gold	3,500	191
RTI International Metals (2)	2,500	67
Steel Dynamics (1)	15,000	275
Stillwater Mining (1)(2)	3,805	81
Titanium Metals (2)	6,198	106
U.S. Steel (1)	5,200	304
Walter Energy	1,000	128
Worthington Industries (1)	3,400	63
		6,871
Paper & Forest Products 0.2%		
Buckeye Technologies	3,700	78
Clearwater Paper (2)	882	69
Domtar	1,933	147
Glatfelter (1)	1,800	22
International Paper	15,284	416

Louisiana Pacific (1)(2)	8,100	77
MeadWestvaco	5,452	143
Neenah Paper (1)	4,754	93
Schweitzer Mauduit International (1)	1,500	94
Wausau Paper (1)	2,900	25
		1,164
Total Materials		21,596

TELECOMMUNICATION SERVICES 2.7%

Diversified Telecommunication Services 2.2%

AT&T	209,061	6,142
Atlantic Tele Network (1)	2,000	77
CenturyLink (1)	12,360	571
Cincinnati Bell (1)(2)	7,448	21
Frontier Communications	34,794	338
General Communication, Class A (2)	6,800	86
Level 3 Communications (2)	66,700	65
Paetec Holding (1)(2)	17,000	64
Qwest Communications International	54,125	412
TW Telecom (2)	10,600	181
Verizon Communications	97,411	3,485
Windstream	17,031	237
		11,679

Wireless Telecommunication Services 0.5%

American Tower, Class A (2)	14,920	770
Crown Castle International (2)	9,737	427
Leap Wireless International (1)(2)	3,100	38
MetroPCS Communications (1)(2)	14,700	186
NII Holdings, Class B (2)	7,000	313
SBA Communications (1)(2)	7,800	319
Sprint Nextel (2)	95,862	405
Telephone & Data Systems (1)	6,700	245

U. S. Cellular (2)	1,100	55
		2,758
Total Telecommunication Services		14,437

UTILITIES 3.3%

Electric Utilities 1.6%

Allegheny Energy	6,800	165
Allete (1)	2,133	80
American Electric Power	16,840	606
Central Vermont Public Service (1)	2,500	55
Cleco (1)	4,000	123
DPL (1)	5,100	131
Duke Energy	43,052	767
Edison International	11,600	448
El Paso Electric (2)	3,900	107
Empire District Electric	4,300	95
Entergy	7,500	531
Exelon	24,224	1,009
FirstEnergy (1)	9,760	361
Great Plains Energy	5,170	100
Hawaiian Electric Industries (1)	5,200	119
IdaCorp	3,700	137
MGE Energy (1)	3,400	145
NextEra Energy	13,900	723
NV Energy	8,200	115
Otter Tail (1)	3,900	88
Pepco	8,300	151
Pinnacle West Capital	3,200	133
PNM Resources	5,950	77
PPL	16,500	434
Progress Energy	9,730	423
Southern Company	29,900	1,143
Unisource Energy (1)	2,800	100

United Illuminating (1)	2,266	68
Westar Energy (1)	4,200	106
		8,540
Gas Utilities 0.3%		
AGL Resources	4,300	154
Atmos Energy	5,800	181
Laclede Gas	2,100	77
National Fuel Gas Company	3,400	223
Nicor (1)	1,800	90
Oneok	4,800	266
Piedmont Natural Gas	3,700	103
Questar	7,100	124
UGI	6,000	190
Washington Gas Light	3,000	107
		1,515
Independent Power Producers & Energy Traders 0.2%		
AES (2)	27,555	336
Calpine (2)	6,000	80
Constellation Energy Group	7,100	217
Dynegy, Class A (1)(2)	44,123	248
GenOn Energy (2)	15,876	60
NRG Energy (2)	10,900	213
		1,154
Multi-Utilities 1.2%		
Alliant Energy	3,400	125
Ameren	7,400	209
Avista	3,800	86
Black Hills (1)	2,700	81
CenterPoint Energy	12,300	193
CH Energy Group (1)	1,900	93
CMS Energy	8,400	156
Consolidated Edison	10,300	510

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund commenced operations on January 30, 1998. The fund seeks to match the performance of the entire U.S. stock market, as represented by the S&P Total Market Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by fund management. Fund management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid annually. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Rebates Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are reflected as realized gain on securities in the accompanying financial statements.

Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Pronouncement On January 1, 2010, the fund adopted new accounting guidance that requires enhanced disclosures about fair value measurements in the financial statements. Adoption of this guidance had no impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund determines the values of its assets and liabilities and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on December 31, 2010:

Following is a reconciliation of the fund’s Level 3 holdings for the year ended December 31, 2010. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations.

The change in unrealized gain (loss) on Level 3 instruments held at December 31, 2010, totaled $(1,000) for the year ended December 31, 2010.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the year ended December 31, 2010, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of December 31, 2010, the fund held equity futures with cumulative unrealized gain of $283,000; the value reflected on the accompanying Statement of Assets and Liabilities is the related unsettled variation margin.

Additionally, during the year ended December 31, 2010, the fund recognized $1,866,000 of realized gain on Futures and a $6,000 change in unrealized gain on Futures related to its investments in equity derivatives; such amounts are included on the accompanying Statement of Operations.

Counterparty risk related to exchange-traded derivatives, including futures and options contracts, is minimal because the exchange’s clearinghouse provides protection against defaults. Additionally, for exchange-traded derivatives, each broker, in its sole discretion, may change margin requirements applicable to the fund.

Futures Contracts The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, and/or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a particular underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract value (initial margin deposit); the margin deposit must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset, and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2010, the fund’s exposure to futures, based on underlying notional amounts, was generally less than 1% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities are not. On December 31, 2010, the value of loaned securities was $31,508,000 and cash collateral investments totaled $32,543,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $42,616,000 and $36,902,000, respectively, for the year ended December 31, 2010.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards. For the year ended December 31, 2010, the following reclassifications were recorded to reflect tax character; there was no impact on results of operations or net assets:

Distributions during the years ended December 31, 2010 and December 31, 2009, totaled $7,147,000 and $7,005,000, respectively, and were characterized as ordinary income for tax purposes. At December 31, 2010, the tax-basis cost of investments and components of net assets were as follows:

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales for tax purposes. The fund intends to retain realized gains to the extent of available capital loss carryforwards. During the year ended December 31, 2010, the fund utilized $2,236,000 of capital loss carryforwards. The fund’s unused capital loss carryforwards as of December 31, 2010, expire: $1,163,000 in fiscal 2012, $21,632,000 in fiscal 2016, and $19,525,000 in fiscal 2017.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management, shareholder servicing, transfer agency, accounting, and custody services provided to the fund, as well as fund directors’ fees and expenses; interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At December 31, 2010, approximately 10% of the outstanding shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price Index Trust, Inc. and
Shareholders of T. Rowe Price Total Equity Market Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Total Equity Market Index Fund (one of the portfolios comprising T. Rowe Price Index Trust, Inc., hereafter referred to as the “Fund”) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, and confirmation of the underlying funds by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 17, 2011

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/10

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $7,123,000 of the fund’s income represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $7,123,000 of the fund’s income qualifies for the dividends-received deduction.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov. The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and T. Rowe Price International Ltd (T. Rowe Price International); “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)	Principal Occupation(s) and Directorships of Public Companies and
Year Elected*	Other Investment Companies During the Past Five Years

William R. Brody, M.D., Ph.D.	President and Trustee, Salk Institute for Biological Studies (2009
(1944)	to present); Director, Novartis, Inc. (2009 to present); Director, IBM
2009	(2007 to present); President and Trustee, Johns Hopkins University
(1996 to 2009); Chairman of Executive Committee and Trustee,
Johns Hopkins Health System (1996 to 2009); Director, Medtronic,
Inc. (1998 to 2007); Director, Mercantile Bankshares (1997 to 2007)

Jeremiah E. Casey	Director, National Life Insurance (2001 to 2005); Director, NLV
(1940)	Financial Corporation (2004 to 2005)
2005

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director, Under Armour (2008 to present); Director, Vornado
2001	Real Estate Investment Trust (2004 to present); Director, Mercantile
Bankshares (2002 to 2007); Member, Advisory Board, Deutsche Bank
North America (2004 to present)

Donald W. Dick, Jr.	Principal, EuroCapital Partners, LLC, an acquisition and management
(1943)	advisory firm (1995 to present)
1994

Karen N. Horn	Senior Managing Director, Brock Capital Group, an advisory and
(1943)	investment banking firm (2004 to present); Director, Eli Lilly and
2003	Company (1987 to present); Director, Simon Property Group (2004 to present); Director, Norfolk Southern (2008 to present); Director,
Fannie Mae (2006 to 2008); Director, Georgia Pacific (2004 to 2005)

Theo C. Rodgers	President, A&R Development Corporation (1977 to present)
(1941)
2005

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate invest-
(1946)	ment company (1991 to present); Cofounder and Partner, Blackstone
2001	Real Estate Advisors, L.P. (1992 to present)

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy (2008
(1957)	to present); Managing Director, The Goldman Sachs Group, Inc. (1984
2009	to 2008)

*Each independent director oversees 128 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the Board,
(1956)	Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of
2006	the Board, Director, and President, T. Rowe Price Investment Services,
[128]	Inc.; Chairman of the Board and Director, T. Rowe Price Retirement
Plan Services, Inc., T. Rowe Price Savings Bank, and T. Rowe Price
Services, Inc.; Director and Chief Executive Officer, T. Rowe Price
International; Chief Executive Officer, Chairman of the Board, Director,
and President, T. Rowe Price Trust Company; Chairman of the Board,
all funds

Brian C. Rogers, CFA, CIC	Chief Investment Officer, Director, and Vice President, T. Rowe Price;
(1955)	Chairman of the Board, Chief Investment Officer, Director, and Vice
2006	President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price
[73]	Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Position Held With Index Trust	Principal Occupation(s)

E. Frederick Bair, CFA, CPA (1969)	Vice President, T. Rowe Price, T. Rowe Price
President	Group, Inc., and T. Rowe Price Trust Company

Wendy R. Diffenbaugh (1954)	Vice President, T. Rowe Price
Vice President

Roger L. Fiery III, CPA (1959)	Vice President, Price Hong Kong, Price
Vice President	Singapore, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price International, and T. Rowe
Price Trust Company

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Trust Company

Gregory K. Hinkle, CPA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer	Group, Inc., and T. Rowe Price Trust Company;
formerly Partner, PricewaterhouseCoopers LLP
(to 2007)

Sharon E. Janvier (1975)	Vice President, T. Rowe Price
Vice President

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary	T. Rowe Price Investment Services, Inc.

David Oestreicher (1967)	Director and Vice President, T. Rowe Price
Vice President	Investment Services, Inc., T. Rowe Price Trust
Company, and T. Rowe Price Services, Inc.; Vice
President, Price Hong Kong, Price Singapore,
T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe
Price International, and T. Rowe Price Retirement
Plan Services, Inc.

Deborah D. Seidel (1962)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Investment
Services, Inc.; Vice President and Assistant
Treasurer, T. Rowe Price Services, Inc.

Ken D. Uematsu, CFA (1969)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Trust Company

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President

Paul W. Wojcik, CFA (1970)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

J. Zachary Wood, CFA (1972)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Anthony W. Deering qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Deering is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,417,000 and $1,879,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	February 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	February 17, 2011

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	February 17, 2011